Deposits - Summary of Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Deposits from customers [abstract]
Non-interest-bearing demand deposits	¥ 30,967,878	¥ 28,269,215
Interest-bearing demand deposits	71,508,201	68,635,578
Deposits at notice	12,036,543	11,462,658
Time deposits	25,137,738	25,818,987
Negotiable certificates of deposit	13,069,797	12,570,618
Others	9,873,335	8,736,598
Total deposits	¥ 162,593,492	¥ 155,493,654